SA Real Estate Securities Fund
SA Real Estate Securities Fund

SA FUNDS – INVESTMENT TRUST
SA Real Estate Securities Fund

Supplement dated July 1, 2015 to the
Prospectus dated October 29, 2014

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2014. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

Effective July 1, 2015, the Board of Trustees of the Trust approved a lowering of the management fee for each Fund of the Trust and a lowering of the fee waiver and expense reimbursement for the SA International Value Fund and the SA Emerging Markets Value Fund. As a result of these reductions, the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 6, 10, 13, 16, 19, 22, 26 and 30 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - SA Real Estate Securities Fund - SA Real Estate Securities Fund - USD ($)	Total
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SA Real Estate Securities Fund SA Real Estate Securities Fund
Management fees	[1]	0.50%
Shareholder servicing fee		0.25%
Other expenses		0.35%
Total annual Fund operating expenses		1.10%
Fee waiver and/or expense reimbursement	[2]	(0.10%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		1.00%
[1]	Management fees in the fee table above have been restated to reflect current fees.
[2]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 1.00% of average daily net assets. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. The Adviser may elect to recapture any amounts waived or reimbursed subject to certain conditions, including that repayment does not cause annual operating expenses to exceed 1.00% of average daily net assets and that any such repayment must be made within three years after the year in which the waiver/reimbursement was made.

EXPENSE EXAMPLE

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
SA Real Estate Securities Fund | SA Real Estate Securities Fund | USD ($)	102	318	552	1,278

As a result of the reduction in fees discussed earlier, the Management Fees and Expense Limitation sections of the prospectus, found on pages 63-64, have been amended and are replaced in their entirety with the following:

Management Fees

The following chart shows the aggregate annual investment management fees (including sub-advisory fees) that each Fund paid to the Adviser and the Sub-Adviser during the fiscal year ended June 30, 2014 pursuant to the Investment Advisory and Administrative Services Agreement between the Trust, on behalf of each Fund, and the Adviser (the “Investment Advisory Agreement”), which was last amended on July 1, 2015, and the Investment Sub-Advisory Agreement among the Trust, on behalf of each Fund, the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), which was last amended on July 1, 2015. Please refer to the “Fund Summary” for each Fund for more information about the fees payable to the Adviser and fee waivers and reimbursements.

	July 1, 2013
Investment Management Fee Paid	through	Effective
(expressed as percentage of average daily net assets)	June 30, 2014	July 1, 2015
SA U.S. Fixed Income Fund	0.30%	0.20%
SA Global Fixed Income Fund	0.35%	0.30%
SA U.S. Core Market Fund	0.55%	0.50%
SA U.S. Value Fund	0.60%	0.55%
SA U.S. Small Company Fund	0.85%	0.80%
SA International Value Fund	0.80%	0.70%
SA International Small Company Fund	0.60%	0.50%
SA Emerging Markets Value Fund	1.10%	1.00%
SA Real Estate Securities Fund	0.65%	0.50%

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement and the Sub-Advisory Agreement is available in the SA Funds' annual report for the period ended June 30, 2014.

Expense Limitation

Pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “Fee Waiver Agreement”), which was last amended on July 1, 2015, the Adviser has contractually agreed to waive the fees payable to it under the Investment Advisory Agreement, and/or to reimburse the operating expenses allocated to a Fund to the extent the Fund's operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below. The Fee Waiver Agreement with respect to the Funds will remain in effect until October 28, 2021, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

	July 1, 2013
Fund Expense Limitation	through	Effective
(expressed as percentage of average daily net assets)	June 30, 2014	July 1, 2015
SA U.S. Fixed Income Fund	0.65%	0.65%
SA Global Fixed Income Fund	0.80%	0.80%
SA U.S. Core Market Fund	1.00%	1.00%
SA U.S. Value Fund	1.05%	1.05%
SA U.S. Small Company Fund	1.20%	1.20%
SA International Value Fund	1.35%	1.20%
SA International Small Company Fund	1.10%	1.10%
SA Emerging Markets Value Fund	1.45%	1.40%
SA Real Estate Securities Fund	1.00%	1.00%

Under the Investment Advisory Agreement, the Adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) any recapture must be made within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the recapture, (3) recapture will be permitted if, and to the extent that, the Fund does not exceed its operating expense limitation after giving effect to the recapture, and (4) the Adviser may not request or receive any recapture for the reductions and waivers before payment of the relevant Fund's operating expenses for the current year.

You should retain this Supplement for future reference.